Leases - Narrative (Detail) $ in Thousands			12 Months Ended
	Oct. 05, 2017 USD ($)	Aug. 01, 2016 USD ($)	Dec. 31, 2018 USD ($) period term	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 18, 2018	Apr. 01, 2018 USD ($)
Leases [Line Items]
Number of lease extension options | term			4
Additional extension period under Master Lease			5 years
Rent payments due under Master Lease	$ 756,700		$ 770,300
Operating Lease Rent Payments percentage			90.00%
Basis spread on variable rate						2.00%
Adjusted net revenue to rent ratio			625.00%
Number of years that the percentage rent is fixed			6 years
Number of years that percentage rent is variable			5 years
Number of periods for calculation of variable rent | period			5
Rental revenue			$ 746,253	$ 675,089	$ 419,239
Master Lease
Leases [Line Items]
Initial lease term of Master Lease	10 years		10 years
Additional extension period under Master Lease			5 years
Rental revenue			$ 746,300	675,100	419,200
Base Rent
Leases [Line Items]
Rent payments due under Master Lease		$ 585,000					$ 695,800
Annual rent escalator percentage			2.00%
Percentage Rent
Leases [Line Items]
Percentage of initial total rent payments due under the Master Lease			10.00%
Lease fixed amount adjustment multiplier			1.40%
Tenant Reimbursements
Leases [Line Items]
Rental revenue			$ 123,200	$ 90,600	$ 48,300
MGM National Harbor | Percentage Rent
Leases [Line Items]
Rent payments due under Master Lease	$ 74,500
MGM National Harbor | Rent Increase
Leases [Line Items]
Rent payments due under Master Lease	682,200
Rental revenues under Master Lease	95,000
MGM National Harbor | Base Rent Increase
Leases [Line Items]
Rental revenues under Master Lease	85,500
MGM National Harbor | Percentage Rent Increase
Leases [Line Items]
Rental revenues under Master Lease	$ 9,500
Borgata | Master Lease
Leases [Line Items]
Rental revenues under Master Lease		550,000
Borgata | Percentage Rent
Leases [Line Items]
Rent payments due under Master Lease		65,000
Borgata | Rent Increase
Leases [Line Items]
Rental revenues under Master Lease		100,000
Borgata | Base Rent Increase
Leases [Line Items]
Rental revenues under Master Lease		90,000
Borgata | Percentage Rent Increase
Leases [Line Items]
Rental revenues under Master Lease		$ 10,000